Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 19, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jul. 19, 2016
Document Effective Date	Jul. 19, 2016
Prospectus Date	Jul. 19, 2016
Direxion Daily Gold Miners Index Bear 1X Shares | Direxion Daily Gold Miners Index Bear 1X Shares
Prospectus:
Trading Symbol	MELT
Direxion Daily European Financials Bull 2X Shares | Direxion Daily European Financials Bull 2X Shares
Prospectus:
Trading Symbol	EUFL
Direxion Daily European Financials Bear 2X Shares | Direxion Daily European Financials Bear 2X Shares
Prospectus:
Trading Symbol	EUFS